Basis of presentation and Summary of Significant Accounting Policies - Other Narrative (Details) $ / shares in Units, $ in Millions				3 Months Ended		5 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Aug. 05, 2022 USD ($)	Jun. 16, 2022 USD ($) $ / shares	Feb. 07, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 USD ($) Year $ / shares	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2021 USD ($) SEGMENT $ / shares shares	Dec. 31, 2021 CAD ($) SEGMENT shares	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 03, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Accumulated deficit				$ 350,100,000		$ 350,100,000	$ 350,100,000		$ 293,700,000	$ 325,300,000		$ 293,700,000
Working capital deficit				$ 13.1		13.1	$ 13.1			8,900,000
Net income (loss)						$ 0				(31,545,000)		(10,019,000)
Net cash outflows from operations										(34,800,000)		$ (29,287,000)
Amount of financing		$ 150,000,000	$ 40,000,000							$ 25,100,000	$ 40.0
Common stock, par value (in usd per share) | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0	$ 0		$ 0
Deferred offering costs									$ 0	$ 1,200,000		$ 0
Number of reportable segments | SEGMENT										1	1
Foreign currency transaction gain										$ 608,000		623,000
Cash and cash equivalents				$ 1		$ 1	$ 1		21,335,000	9,483,000		21,335,000
Financing received										25,100,000	$ 32.0
Marketable investments, fair value									279,000,000	1,200,000		279,000,000				$ 10.2
Marketable investments									5,000,000	1,200,000		5,000,000
SR&ED investment tax credit										1,500,000		$ 2,100,000
Proceeds from debt financing										$ 111,000
Effective tax rate										0.00%	0.00%	0.00%
Effective income tax rate reconciliation of statutory tax rate										27.00%	27.00%	27.00%
Equity method investment, ownership percentage										75.00%						75.00%
Allowance for doubtful accounts receivable current									0	$ 0		$ 0
Impairment of long-lived assets to be disposed of										0		0
capitalized contract fulfillment costs									0	0		0
Marketing and advertising expense										887,000,000		1,000,000
Repayments of Long-Term Debt						0				31,000
Strategic Innovation Fund (SIF) Government loans [Member]
Interest expense, borrowings										7,200,000
Technology Partnership of Canada (TPC) Government Loans [Member]
Interest expense, borrowings												12,000,000
Venture Loan Agreement [Member]
Debt, face amount														$ 25,000,000
Venture Loan Agreement [Member] | Subsequent Event [Member]
Debt, face amount															$ 25,000,000
DWave System [Member]
Accumulated deficit				(350,083,000)		$ (350,083,000)	(350,083,000)		$ (293,723,000)	$ (325,268,000)		$ (293,723,000)
Net income (loss)				$ (13,198,000)	$ (4,668,000)		(24,815,000)	$ (13,496,000)
Net cash outflows from operations							$ (21,499,000)	(20,268,000)
Amount of financing		$ 150,000,000
Common stock, par value (in usd per share) | $ / shares		$ 0.0001		$ 0		$ 0	$ 0		$ 0	$ 0		$ 0
Deferred offering costs				$ 5,700,000		$ 5,700,000	$ 5,700,000			$ 1,200,000
Number of operating segments | Year							1
Number of reportable segments | Year							1
Foreign currency transaction gain				562,000,000	271,000,000		$ 366,000,000	567,000,000
Cash and cash equivalents				10,466,000		10,466,000	10,466,000		$ 21,335,000	9,483,000		$ 21,335,000
Financing received							20,000,000
Marketable investments, fair value				1,200,000		1,200,000	1,200,000			279,000,000			$ 10.2			$ 10.2
Marketable investments				1,200,000		1,200,000	1,200,000			5,000,000
SR&ED investment tax credit				400,000	400,000		800,000	600,000
Proceeds from debt financing							19,870,000	0
Repayments of Long-Term Debt							424,000	398,000
DWave System [Member] | Subsequent Event [Member]
Amount of financing	$ 49,000,000
DWave System [Member] | Venture Loan Agreement [Member]
Proceeds from debt financing							20,000,000
DWave System [Member] | Venture Loan Agreement [Member] | Subsequent Event [Member]
Repayments of Long-Term Debt	$ 21,800,000
DPCM Capital, Inc [Member]
Accumulated deficit				(21,522,790)		(21,522,790)	(21,522,790)		(47,938,357)	(23,692,980)		(47,938,357)
Net income (loss)				5,592,693	$ (1,333,958)		2,170,190	$ 14,064,062	(27,406,287)	24,245,377
Cash and cash equivalents				77,404		77,404	77,404		$ 1,084,557	124,720		$ 1,084,557
Investment held in trust account				$ 300,000,000		300,000,000	$ 300,000,000			$ 300
Effective tax rate				0.35%	0.00%		0.90%	0.00%	0.00%	0.04%	0.04%
Effective income tax rate reconciliation of statutory tax rate				21.00%	21.00%		21.00%	21.00%	21.00%	21.00%	21.00%
Purchase aggregate shares in calculation of diluted per share | shares				18,000,000						18,000,000	18,000,000
Federal depository insurance coverage				$ 250,000		$ 250,000	$ 250,000			$ 250,000
DPCM Capital, Inc [Member] | IPO [Member]
Offering Cost				16,596,320						16,596,320
Transaction Cost				$ 381,556						$ 381,556